Consolidated Statements of Shareholders' Equity (Deficit) / Members' Equity (Deficit) and Temporary Equity (Parenthetical) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2023
Statement of Stockholders' Equity [Abstract]
Controlling Interests	$ 299	$ (4,268)	$ (6,274)	$ (14,425)	$ (17,268)	$ (21,074)	$ (46,835)	$ (47,134)
Noncontrolling Interests	(92)	(1,044)	(386)	653	(6,997)	(7,037)	(8,983)	(8,891)
Net loss attributable to redeemable noncontrolling interest	(1,080)	15,766	18,515	45,387	60,715	73,384	(1,080)	0
Net loss	$ 1,287	$ (21,078)	$ (24,136)	$ (60,198)	$ (84,980)	$ (101,495)	$ (54,738)	$ (56,025)